SUPPLEMENT DATED MARCH 6, 2008

TO PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Sun Capital Real Estate Fund®	Sun Capital Global Real Estate Fund

Please retain this supplement with your prospectus for future reference.

Futurity (NY) 3/08